CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net income	[1]	¥ 914,143	¥ 548,143
Less: Net income (loss) attributable to noncontrolling interests		98,603	(15,033)
Net income attributable to MHFG shareholders		815,540	563,176
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		128,544	113,666
Provision (credit) for credit losses		(10,650)	(1,505)
Investment losses (gains)-net		(589,729)	121,751
Equity in losses (earnings) of equity method investees-net	[2]	(38,290)	(9,086)
Foreign exchange losses (gains)-net		156,096	(138,289)
Deferred income tax expense		81,359	28,554
Net change in trading account assets		(3,767,175)	(2,227,916)
Net change in trading account liabilities		1,394,451	(782,956)
Net change in loans held for sale		37,018	(349,285)
Net change in accrued income		(1,829)	17,426
Net change in accrued expenses		38,636	(4,560)
Other-net		908,572	1,116,447
Net cash used in operating activities		(847,457)	(1,552,577)
Cash flows from investing activities:
Proceeds from sales of Available-for-sale securities		13,927,556	17,329,169
Proceeds from sales of Equity securities	[3]	2,681,730	1,903,886
Proceeds from maturities of Available-for-sale securities		2,748,458	10,162,422
Proceeds from maturities of Held-to-maturity securities		259,950	305,114
Purchases of Available-for-sale securities		(19,517,711)	(26,222,916)
Purchases of Held-to-maturity securities		(261,936)	(584,042)
Purchases of Equity securities	[3]	(2,642,863)	(1,442,607)
Proceeds from sales of loans		732,822	392,461
Net change in loans		(1,734,251)	(47,554)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		(1,150,478)	(2,347,575)
Proceeds from sales of premises and equipment		21,172	86,513
Purchases of premises and equipment		(136,470)	(148,496)
Proceeds from sales of investments in subsidiaries (affecting the scope of consolidation)		2,226	2,970
Purchases of investments in subsidiaries (affecting the scope of consolidation)		(32,609)	0
Net cash used in investing activities		(5,102,404)	(610,656)
Cash flows from financing activities:
Net change in deposits		879,479	(2,301,534)
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions		(1,680,315)	2,524,298
Net change in due to trust accounts		56,215	95,310
Net change in other short-term borrowings		(1,060,263)	734,376
Proceeds from issuance of long-term debt		3,910,970	1,739,534
Repayment of long-term debt		(1,037,536)	(1,372,648)
Proceeds from noncontrolling interests		3,396	14,984
Payments to noncontrolling interests		(32,153)	(544)
Proceeds from sales of treasury stock		1,975	2,637
Purchases of treasury stock		(103,831)	(2,773)
Dividends paid		(188,342)	(139,510)
Dividends paid to noncontrolling interests		(7,496)	(6,008)
Net cash provided by financing activities		742,101	1,288,121
Effect of exchange rate changes on cash and cash equivalents		(61,935)	(564,012)
Net decrease in cash and cash equivalents	[4]	(5,269,696)	(1,439,124)
Cash and cash equivalents at beginning of period	[4]	73,435,979	74,113,043
Cash and cash equivalents at end of period	[4]	68,166,283	72,673,919
Noncash investing activities:
Transfer of loans into loans held-for-sale		28,064	34,936
Transfer of loans held-for-sale into loans		¥ 40,707	¥ 0

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Proceeds from sales of Equity securities as well as Purchases of Equity securities include cash activity related to Other investments, the amounts of which are not significant.
[4]	Cash and cash equivalents consists of Cash and due from banks and Interest-bearing deposits in other banks. Cash deposited with central banks that must be maintained to meet minimum regulatory requirements is classified as restricted cash and included in Cash and cash equivalents.